LONG-TERM DEBT (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate
Under 1 year	€ 81,155	€ 115,588
Between 1- 5 year	1,113,441	1,467,999
After 5 years	75,339	0
Total Senior Debt Fixed Rate	1,269,935	1,583,587
Variable Rate
Under 1 year	43,611	56,438
Between 1- 5 year	279,626	298,876
After 5 years	0	23,009
Total Senior Debt Variable Rate	323,237	378,323
Fixed Rate
Under 1 year	639	13,823
Between 1-5 year	25,938	470,694
After 5 years	0	0
Total Subordinated Debt Fixed Rate	26,577	484,517
Variable Rate
Under 1 year	27,382	5,265
Between 1- 5 year	40,994	141,774
After 5 years	0	0
Total Subordinated Debt Variable Rate	68,376	147,039
Fixed Rate
Under 1 year	23,817	51,611
Between 1- 5 year	99,987	49,389
After 5 years	20,964	39,318
Total Other Debt fixed Rate	144,768	140,318
Variable Rate
Under 1 year	11,067	29,608
Between 1- 5 year	221,123	172,500
After 5 years	51,407	1,479
Total Other Debt Variable Rate	283,597	203,587
Total long-term debt under 1 year	187,671	272,333
Total long-term debt between 1-5 year	1,781,109	2,601,232
Total long-term debt after 5 years	147,710	63,806
Total long-term debt	2,116,490	2,937,371
Long-term Senior Debt
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 denominated in EUR		3.75%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 denominated in USD		5.62%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2024 denominated in EUR	3.75%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2017 denominated in USD	5.44%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2018 and denominated in BGN	5.00%
Total Senior Debt Fixed Rate	1,269,935	1,583,587
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR	1.62%	2.42%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2012 denominated in USD		2.06%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN		5.00%
Total Senior Debt Variable Rate	323,237	378,323
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR		1,139,485
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in USD		444,102
Carrying amount of Senior Fixed Rate Debt, maturing up until 2024 and denominated in EUR	660,066
Carrying amount of Senior Fixed Rate Debt, maturing up until 2017 and denominated in USD	586,762
Carrying amount of Senior Fixed Rate Debt, maturing up until 2018 and denominated in BGN	23,107
Carrying amount of Senior Variable Rate Debt, maturing up until 2016 and denominated in EUR	323,237	335,944
Carrying amount of Senior Variable Rate Debt, maturing up until 2012 and denominated in USD		19,134
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 and denominated in BGN		23,245
Long-term Subordinated Debt
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	7.00%	7.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	1.98%	3.33%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	1.91%	2.60%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	4.59%	5.91%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	1.89%	2.30%
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	18,974	443,292
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	7,603	41,225
Total Subordinated Debt Fixed Rate	26,577	484,517
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	25,746	50,756
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	14,390	27,070
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	15,953	31,548
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	12,287	37,665
Total Subordinated Debt Variable Rate	€ 68,376	€ 147,039